Supplemental Guarantor Information - Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Home sales									$ 1,646,274	$ 1,218,430	$ 870,596
Land and lot sales									47,660	52,261	192,489
Other operations									9,682	4,021	7,221
Total revenues	635,001	477,920	342,563	248,132	487,493	323,866	267,837	195,516	1,703,616	1,274,712	1,070,306
Expenses:
Cost of home sales									1,316,470	948,561	690,578
Cost of land and lot sales									37,560	38,052	116,143
Other operations									3,324	2,854	5,214
Impairments and lot option abandonments	1,391	552	104	468	344,203	549	203	493	2,515	345,448	3,591
Sales and marketing									103,600	94,521	78,022
General and administrative									82,373	74,244	75,583
Restructuring charges									10,543	10,938	2,460
Total expenses									1,556,385	1,514,618	971,591
Income from operations									147,231	(239,906)	98,715
Equity in (loss) income of unconsolidated entities									(288)	2	2,490
Transaction expenses									(17,960)
Other income (expense), net									(1,019)	2,450	(1,576)
Income from operations before taxes									127,964	(237,454)	99,629
(Provision) benefit for income taxes									(43,767)	86,161	(38,910)
Net income (loss)	41,426	10,965	24,225	7,581	(178,166)	20,159	8,418	134	84,197	(149,455)	61,481
Consolidating Adjustments [Member]
Expenses:
Equity in net income of subsidiaries									(76,486)
Net income (loss)									(76,486)
TRI Pointe Homes, Inc. [Member]
Revenues:
Home sales									324,219
Other operations									(12)
Total revenues									324,207
Expenses:
Cost of home sales									271,530
Impairments and lot option abandonments									49
Sales and marketing									9,678
General and administrative									16,532
Total expenses									297,789
Income from operations									26,418
Transaction expenses									(7,138)
Other income (expense), net									17
Income from operations before taxes									19,297
(Provision) benefit for income taxes									(11,586)
Equity in net income of subsidiaries									76,486
Net income (loss)									84,197
Guarantor Subsidiaries [Member]
Revenues:
Home sales									1,322,055
Land and lot sales									47,660
Other operations									9,694
Total revenues									1,379,409
Expenses:
Cost of home sales									1,044,940
Cost of land and lot sales									37,560
Other operations									3,324
Impairments and lot option abandonments									2,466
Sales and marketing									93,922
General and administrative									65,841
Restructuring charges									10,543
Total expenses									1,258,596
Income from operations									120,813
Equity in (loss) income of unconsolidated entities									(288)
Transaction expenses									(10,822)
Other income (expense), net									(1,036)
Income from operations before taxes									108,667
(Provision) benefit for income taxes									(32,181)
Net income (loss)									$ 76,486